CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Common Class A CNY (¥) shares	Common Class A USD ($) shares	Common Class B CNY (¥) shares	Common Class B USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	AOCI Attributable to Parent CNY (¥)	AOCI Attributable to Parent USD ($)	Parent CNY (¥)	Parent USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2018	¥ 217,421,867		¥ 115,534,210		¥ 1,003,026,803		¥ 252,617,450		¥ 62,367,692		¥ 1,650,968,022		¥ 8,379,047		¥ 1,659,347,069
Balance, shares at Dec. 31, 2018 | shares	66,789,300	66,789,300	34,762,909	34,762,909
Distribution to the shareholders							(386,637,180)				(386,637,180)				(386,637,180)
Capital contribution from noncontrolling interest holders													14,719,481		14,719,481
Acquisitions of subsidiaries and business	¥ 2,104,832				122,591,019						124,695,851		138,437,060		263,132,911
Acquisitions of subsidiaries and business, shares | shares	626,746	626,746
Net income							442,718,263				442,718,263		(4,944,094)		437,774,169
Foreign currency translation adjustments									2,933,162		2,933,162				2,933,162
Share-based compensation					26,490,395						26,490,395				26,490,395
Balance at Dec. 31, 2019	¥ 219,526,699		¥ 115,534,210		1,152,108,217		308,698,533		65,300,854		1,861,168,513		156,591,494		2,017,760,007
Balance, shares at Dec. 31, 2019 | shares	67,416,046	67,416,046	34,762,909	34,762,909
Issuance of Class A ordinary shares as a payment to the acquisition of Shandong Xinghui	¥ 3,060,371				(3,060,371)
Issuance of Class A ordinary shares as a payment to the acquisition of Shandong Xinghui, shares | shares	870,908	870,908
Capital contribution from noncontrolling interest holders													6,943,589		6,943,589
Net income							261,344,391				261,344,391		(16,641,655)		244,702,736
Foreign currency translation adjustments									(19,714,207)		(19,714,207)				(19,714,207)
Share-based compensation					232,558						232,558				232,558
Balance at Dec. 31, 2020	¥ 222,587,070		¥ 115,534,210		1,149,280,404		570,042,924		45,586,647		2,103,031,255		146,893,428		2,249,924,683
Balance, shares at Dec. 31, 2020 | shares	68,286,954	68,286,954	34,762,909	34,762,909
Distribution to the shareholders							(361,182,556)				(361,182,556)				(361,182,556)
Capital contribution from noncontrolling interest holders													8,191,000		8,191,000
Acquisition of noncontrolling interest					(360,861)						(360,861)		(657,526)		(1,018,387)
Acquisitions of subsidiaries and business													34,576,536		34,576,536
Net income							117,438,250				117,438,250		(3,761,411)		113,676,839	$ 17,838,376
Foreign currency translation adjustments									(6,497,403)		(6,497,403)				(6,497,403)	(1,019,584)
Unrealized gains on available-for-sale investments, net of reclassification									2,791,663		2,791,663				2,791,663	438,073
Share-based compensation					2,464,763						2,464,763				2,464,763
Balance at Dec. 31, 2021	¥ 222,587,070	$ 34,928,768	¥ 115,534,210	$ 18,129,839	¥ 1,151,384,306	$ 180,677,323	¥ 326,298,618	$ 51,203,374	¥ 41,880,907	$ 6,572,028	¥ 1,857,685,111	$ 291,511,332	¥ 185,242,027	$ 29,068,516	¥ 2,042,927,138	$ 320,579,848
Balance, shares at Dec. 31, 2021 | shares	68,286,954	68,286,954	34,762,909	34,762,909